Income tax benefit/(expense) - Summary of Income Tax Expense/(Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Current tax
Current tax	$ 0	$ 0	$ 0
Total current tax (benefit)/expense	0	0	0
Deferred tax
(Increase)/decrease in deferred tax assets	(9,414)	999	56
Increase/(decrease) in deferred tax liabilities	10,027	(669)	(247)
Total deferred tax expense/(benefit)	613	330	(191)
Income tax expense/(benefit) attributable to loss before income tax	$ 613	$ 330	$ (191)